Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000169559
Shareholder Report [Line Items]
Fund Name	Columbia International Equity Income ETF
Trading Symbol	INEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Equity Income ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia International Equity Income ETF	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials and health care sectors boosted the Fund’s performance relative to the benchmark most during the annual period.

Allocations | Overweight positions in the financials and industrials sectors contributed to relative performance.

Individual holdings | Positions in Mitsubishi Heavy Industries, an aerospace & defense company, Siemens, an industrial machinery company, and Lloyds Banking Group, a financial services company, were among the top contributors to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection| Selections in the communication services and information technology sectors hurt the Fund’s performance relative to the benchmark during the annual period.

Allocations| Overweight positions in the health care sector detracted from relative performance.

Individual holdings| Positions in Daiichi Sankyo, a pharmaceuticals company, Deutsche Telekom, a telecommunications company, and Chugai Pharmaceutical, a pharmaceutical company, were among the top detractors from the Fund’s relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia International Equity Income ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	27.87	16.12	9.07
Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR)	31.08	17.96	10.05
MSCI EAFE Value Index (Net)	29.55	16.79	8.94
MSCI EAFE Index (Net)	23.03	12.33	8.62
Footnote	Description
Footnote(a)	Effective September 2, 2025, the Fund compares its performance to that of the Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR). Prior to September 2, 2025, the Fund compared its performance to that of the MSCI EAFE Value Index. The returns of the MSCI EAFE Value Index will be shown for a one-year transition period.
Footnote(b)	The Fund’s performance prior to September 2, 2025, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective September 2, 2025 had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 2, 2025, the Fund compares its performance to that of the Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR). Prior to September 2, 2025, the Fund compared its performance to that of the MSCI EAFE Value Index. The returns of the MSCI EAFE Value Index will be shown for a one-year transition period.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to September 2, 2025, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective September 2, 2025 had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 43,605,993
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 159,151
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$43,605,993
Total number of portfolio holdings	101
Investment management fees (represents 0.45% of Fund average net assets)	$159,151
Portfolio turnover for the reporting period	139%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Utilities	0.7%
Real Estate	1.1%
Materials	1.2%
Information Technology	3.6%
Consumer Staples	5.1%
Communication Services	6.3%
Consumer Discretionary	6.8%
Energy	10.7%
Health Care	14.5%
Financials	24.0%
Industrials	25.2%

Geographic Allocation

Value	Value
Other	4.1%
Netherlands	1.2%
Spain	1.2%
Austria	1.8%
Italy	2.2%
United Kingdom	6.4%
Sweden	7.4%
France	8.9%
United States	12.4%
Germany	13.9%
Japan	40.1%

Largest Holdings [Text Block]

Top Holdings

Airbus SE (France)	4.7%
Siemens AG (Germany)	4.5%
Shell PLC (United States)	4.5%
Mitsubishi UFJ Financial Group, Inc. (Japan)	4.5%
Novartis AG (United States)	4.4%
TotalEnergies SE (France)	3.9%
Deutsche Telekom AG (Germany)	3.4%
Sumitomo Mitsui Financial Group, Inc. (Japan)	3.3%
GSK PLC (United States)	3.0%
Mitsubishi Corp. (Japan)	2.7%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On September 2, 2025, the Fund changed its Principal Investment Strategies to remove use by the Fund’s investment manager of proprietary ESG materiality ratings as part of its investment selection process for the Fund. On September 2, 2025, the Fund amended its Prospectus’ Principal Risks by removing Environmental, Social and Governance Investment Research Tools Risk.

Material Fund Change Strategies [Text Block]	On September 2, 2025, the Fund changed its Principal Investment Strategies to remove use by the Fund’s investment manager of proprietary ESG materiality ratings as part of its investment selection process for the Fund.
Material Fund Change Risks Change [Text Block]	On September 2, 2025, the Fund amended its Prospectus’ Principal Risks by removing Environmental, Social and Governance Investment Research Tools Risk.
Summary of Change Legend [Text Block]	This is a summary of the changes to the Fund.
Updated Prospectus Phone Number	1‑800‑426‑3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000169560
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Equity Income ETF
Trading Symbol	EQIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Equity Income ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. Equity Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Not having exposure to the real estate sector boosted the Fund’s performance relative to benchmark most during the annual period.

Allocations | An underweight position in the health care sector contributed to the Fund’s relative performance.

Individual holdings | Positions in AT&T, a telecommunications company, Broadcom, a semiconductor company, and International Business Machines, an information technology company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection| Selections in the health care and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations| An underweight position in the financials sector also detracted from the Fund’s relative performance.

Individual holdings | Positions in UnitedHealth Group, a managed health care company, JPMorgan, a financials company, and Accenture, an information technology services company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia U.S. Equity Income ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	5.27	16.25	11.77
Solactive GFS United States Large & Mid Cap Value Style USD Index (TR)	12.30	15.92	10.95
MSCI USA Value Index	8.79	14.02	10.19
Russell 3000® Index	20.81	16.74	14.82
Footnote	Description
Footnote(a)	Effective September 2, 2025, the Fund compares its performance to that of the Solactive GFS United States Large & Mid Cap Value Style USD Index (TR). Prior to September 2, 2025, the Fund compared its performance to that of the MSCI USA Value Index. The returns of the MSCI USA Value Index will be shown for a one-year transition period.
Footnote(b)	The Fund’s performance prior to September 2, 2025, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective September 2, 2025 had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 2, 2025, the Fund compares its performance to that of the Solactive GFS United States Large & Mid Cap Value Style USD Index (TR). Prior to September 2, 2025, the Fund compared its performance to that of the MSCI USA Value Index. The returns of the MSCI USA Value Index will be shown for a one-year transition period.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to September 2, 2025, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective September 2, 2025 had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 242,314,438
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 631,381
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$242,314,438
Total number of portfolio holdings	101
Investment management fees (represents 0.35% of Fund average net assets)	$631,381
Portfolio turnover for the reporting period	53%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.5%
Exchange-Traded Equity Funds	0.5%
Common Stocks	98.9%

Sector Allocation

Value	Value
Materials	1.2%
Communication Services	4.2%
Utilities	5.5%
Health Care	5.8%
Consumer Discretionary	7.5%
Information Technology	10.5%
Consumer Staples	11.0%
Energy	13.1%
Industrials	13.6%
Financials	26.5%

Largest Holdings [Text Block]

Top Holdings

Exxon Mobil Corp.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
Home Depot, Inc. (The)	4.1%
Procter & Gamble Co. (The)	4.0%
Chevron Corp.	3.6%
UnitedHealth Group, Inc.	3.5%
International Business Machines Corp.	3.3%
Wells Fargo & Co.	3.2%
Caterpillar, Inc.	3.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On September 2, 2025, the Fund changed its Principal Investment Strategies to remove use by the Fund’s investment manager of proprietary ESG materiality ratings as part of its investment selection process for the Fund. The Fund amended its Prospectus’ Principal Risks by removing Environmental, Social and Governance Investment Research Tools Risk.

Material Fund Change Risks Change [Text Block]	On September 2, 2025, the Fund changed its Principal Investment Strategies to remove use by the Fund’s investment manager of proprietary ESG materiality ratings as part of its investment selection process for the Fund. The Fund amended its Prospectus’ Principal Risks by removing Environmental, Social and Governance Investment Research Tools Risk.
Summary of Change Legend [Text Block]	This is a summary of the changes to the Fund.
Updated Prospectus Phone Number	1‑800‑426‑3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000193701
Shareholder Report [Line Items]
Fund Name	Columbia Diversified Fixed Income Allocation ETF
Trading Symbol	DIAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Diversified Fixed Income Allocation ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Diversified Fixed Income Allocation ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-U.S. interest rate exposure | Non-U.S. interest rate exposure from global treasury and emerging market bond holdings was the largest contributor to the Fund’s relative performance, as global yields declined and diversification beyond U.S. Treasuries added value. These positions benefited from favorable rate environments in developed and emerging markets, providing a meaningful source of return during the period.

High-yield bonds | Positive contributions to the Fund’s performance relative to the benchmark were driven by the 30% target allocation to U.S. high-yield bonds. Strong corporate fundamentals and investor demand for income supported the sector, helping the Fund capture attractive carry and price appreciation.

Foreign currency holdings | The Fund’s 10% target allocation to non-U.S. dollar denominated global treasury holdings benefited from a weaker U.S. dollar, adding to overall Fund performance. Currency exposure complemented the Fund’s global diversification and provided incremental gains as foreign exchange trends favored international holdings.

Top Performance Detractors

U.S. Interest Rate Exposure| A relative underweight to U.S. rates detracted from the Fund’s relative performance, as domestic duration exposure was rewarded during the period. While the Fund’s global diversification strategy limited participation in the rally in U.S. government bonds, overall interest rate positioning — including non-U.S. exposures — remained constructive and contributed positively to total returns.

Agency residential mortgage-backed securities| The Fund’s underweight to U.S. mortgage-backed securities detracted from relative performance as credit spreads narrowed and prices rose from historically wide (cheap) levels in recent years.

U.S. investment-grade corporates | The Fund’s underweight to U.S. investment-grade corporate debt detracted from relative performance as credit spreads narrowed to near all-time tight (expensive) levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Columbia Diversified Fixed Income Allocation ETF—Net Asset Value (12,217)	Beta Advantage® Multi-Sector Bond Index (12,366)	Bloomberg U.S. Aggregate Bond Index (11,467)
10/12/17	10,000	10,000	10,000
10/17	9,970	9,996	10,005
10/18	9,738	9,757	9,799
10/19	11,122	11,132	10,927
10/20	11,757	11,833	11,603
10/21	12,012	12,113	11,548
10/22	9,754	9,774	9,737
10/23	9,959	10,022	9,772
10/24	11,307	11,410	10,802
10/25	12,217	12,366	11,467

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Diversified Fixed Income Allocation ETF—Net Asset Value	8.05	0.77	2.52
Beta Advantage® Multi-Sector Bond Index	8.38	0.89	2.67
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 414,862,521
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 1,045,090
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$414,862,521
Total number of portfolio holdings	661
Investment management fees (represents 0.28% of Fund average net assets)	$1,045,090
Portfolio turnover for the reporting period	199%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	32%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 11/15/2055 6.000%	5.0%
Uniform Mortgage-Backed Security TBA 11/15/2055 5.500%	4.5%
U.S. Treasury Bill 11/18/2025 4.350%	2.4%
U.S. Treasury Bill 12/18/2025 3.941%	2.4%
U.S. Treasury Bill 12/26/2025 3.939%	2.4%
Uniform Mortgage-Backed Security TBA 11/15/2055 6.500%	2.2%
Uniform Mortgage-Backed Security TBA 11/15/2055 5.000%	2.2%
U.S. Treasury Bond 08/15/2042 2.750%	1.4%
U.S. Treasury Bond 05/15/2055 4.750%	1.2%
U.S. Treasury Bill 11/25/2025 4.235%	1.2%

Asset Allocation

Value	Value
Money Market Funds	5.9%
U.S. Treasury Obligations	9.8%
Treasury Bills	8.4%
Residential Mortgage-Backed Securities - Agency	15.0%
Foreign Government Obligations	29.7%
Corporate Bonds	44.4%

Largest Holdings [Text Block]
Uniform Mortgage-Backed Security TBA 11/15/2055 6.000%	5.0%
Uniform Mortgage-Backed Security TBA 11/15/2055 5.500%	4.5%
U.S. Treasury Bill 11/18/2025 4.350%	2.4%
U.S. Treasury Bill 12/18/2025 3.941%	2.4%
U.S. Treasury Bill 12/26/2025 3.939%	2.4%
Uniform Mortgage-Backed Security TBA 11/15/2055 6.500%	2.2%
Uniform Mortgage-Backed Security TBA 11/15/2055 5.000%	2.2%
U.S. Treasury Bond 08/15/2042 2.750%	1.4%
U.S. Treasury Bond 05/15/2055 4.750%	1.2%
U.S. Treasury Bill 11/25/2025 4.235%	1.2%

Material Fund Change [Text Block]
C000202583
Shareholder Report [Line Items]
Fund Name	Columbia Multi-Sector Municipal Income ETF
Trading Symbol	MUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi-Sector Municipal Income ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Multi-Sector Municipal Income ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Exposure to core revenue sectors | Positive contributions to the Fund’s performance were driven by the portfolio’s 45% target allocation to core revenue sectors. These sectors generally fared well throughout the year as credit spreads tightened and prices rose.

Top Performance Detractors

Exposure to high yield | Negative contributions to the Fund’s performance were driven by the portfolio’s 10% target allocation to high-yield municipal bonds. High yield underperformed investment grade throughout the year, as wider spreads and lower prices were only offset partially by positive yield carry. (Yield carry is the difference between a bond’s yield and the cost to finance it.)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Columbia Multi-Sector Municipal Income ETF—Net Asset Value (12,277)	Beta Advantage® Multi-Sector Municipal Bond Index (12,372)	Bloomberg Municipal Bond Index (12,020)
10/10/18	10,000	10,000	10,000
10/18	10,010	10,006	10,008
10/19	11,053	11,035	10,951
10/20	11,475	11,402	11,344
10/21	11,946	11,869	11,643
10/22	10,492	10,423	10,248
10/23	10,748	10,745	10,519
10/24	11,747	11,809	11,539
10/25	12,277	12,372	12,020

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Multi-Sector Municipal Income ETF—Net Asset Value	4.51	1.36	2.95
Beta Advantage® Multi-Sector Municipal Bond Index	4.77	1.65	3.06
Bloomberg Municipal Bond Index	4.17	1.16	2.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 504,299,920
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 997,358
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$504,299,920
Total number of portfolio holdings	578
Investment management fees (represents 0.23% of Fund average net assets)	$997,358
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top States

New York	16.0%
Texas	10.9%
New Jersey	9.9%
Illinois	6.8%
Florida	6.3%
Pennsylvania	5.9%
Colorado	4.1%
Ohio	3.7%
Massachusetts	3.0%
Michigan	2.8%

Asset Allocation

Value	Value
Money Market Funds	1.4%
Municipal Bonds	98.2%

Largest Holdings [Text Block]
New York	16.0%
Texas	10.9%
New Jersey	9.9%
Illinois	6.8%
Florida	6.3%
Pennsylvania	5.9%
Colorado	4.1%
Ohio	3.7%
Massachusetts	3.0%
Michigan	2.8%

Material Fund Change [Text Block]
C000213611
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Core ETF
Trading Symbol	RECS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Core ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Core ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the information technology, financials and health care sectors boosted the Fund’s relative results most during the annual period.

Individual holdings | Overweight positions in NVIDIA Corp., underweight exposure to UnitedHealth Group Inc. and overweight to Philip Morris International Inc. were the most additive to the Fund’s relative performance.

Top Performance Detractors

Stock selection| Selection within the consumer discretionary and industrials sectors detracted most from relative performance.

Individual holdings| Underweight positions to Broadcom, Tesla and Johnson & Johnson detracted the most from the Fund’s relative performance as these stocks outperformed during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Research Enhanced Core ETF—Net Asset Value	22.15	19.10	17.31
Beta Advantage® Research Enhanced U.S. Equity Index	23.37	19.58	17.72
Russell 1000® Index	21.14	17.05	16.16

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 4,294,881,676
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 3,835,522
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$4,294,881,676
Total number of portfolio holdings	376
Investment management fees (represents 0.15% of Fund average net assets)	$3,835,522
Portfolio turnover for the reporting period	32%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.3%
Exchange-Traded Equity Funds	1.6%
Common Stocks	98.0%

Sector Allocation

Value	Value
Real Estate	2.0%
Materials	2.2%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.2%
Health Care	8.8%
Industrials	8.9%
Communication Services	9.1%
Consumer Discretionary	10.1%
Financials	12.8%
Information Technology	34.7%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	13.6%
Apple, Inc.	11.3%
JPMorgan Chase & Co.	3.6%
Meta Platforms, Inc. Class A	2.8%
Alphabet, Inc. Class C	2.7%
Visa, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Booking Holdings, Inc.	1.3%
Palantir Technologies, Inc. Class A	1.3%
TJX Cos., Inc. (The)	1.2%

Material Fund Change [Text Block]
C000213612
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Value ETF
Trading Symbol	REVS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Value ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Value ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the materials, financials and communication services sectors boosted the Fund’s relative performance most during the annual period.

Individual holdings | An overweight position in Philip Morris International Inc., underweight exposure to UnitedHealth Group Inc., and an overweight to JPMorgan Chase & Co. were the most additive to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection| Selection within the industrials and energy sectors detracted most from the Fund’s relative performance.

Individual holdings| Underweight position in Johnson & Johnson and Micron and an overweight position to Bristol-Myers Squibb Co. detracted the most from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Research Enhanced Value ETF—Net Asset Value	12.21	16.04	11.77
Beta Advantage® Research Enhanced U.S. Value Index	12.87	16.38	12.06
Russell 1000® Value Index	11.15	14.28	10.43
Russell 1000® Index	21.14	17.05	16.16

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 90,191,207
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 136,651
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$90,191,207
Total number of portfolio holdings	312
Investment management fees (represents 0.19% of Fund average net assets)	$136,651
Portfolio turnover for the reporting period	69%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Asset Allocation

Value	Value
Money Market Funds	0.6%
Exchange-Traded Equity Funds	3.3%
Common Stocks	96.0%

Sector Allocation

Value	Value
Real Estate	3.9%
Materials	4.5%
Utilities	4.6%
Energy	5.9%
Consumer Staples	6.8%
Consumer Discretionary	7.9%
Communication Services	8.5%
Information Technology	10.9%
Health Care	11.4%
Industrials	13.6%
Financials	18.0%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	5.0%
Cisco Systems, Inc.	2.6%
Alphabet, Inc. Class A	2.5%
Pfizer, Inc.	2.4%
Exxon Mobil Corp.	2.4%
Caterpillar, Inc.	2.3%
Salesforce, Inc.	2.0%
Alphabet, Inc. Class C	2.0%
Morgan Stanley	1.8%
Altria Group, Inc.	1.8%

Material Fund Change [Text Block]
C000230513
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Bond ETF
Trading Symbol	SBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Bond ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration Bond ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund attempts to passively mirror the Beta Advantage Short Term Bond Index and therefore maintained similar exposures as those of the index, which utilizes rules-based filters to screen the short-term bond investment universe. The Fund invests in a sampling of the universe but there were no material deviations to relative exposures from an issuer, sector, duration and yield curve positioning perspective. All sectors contributed positively to total return.

Interest rate positioning | The Fund’s average duration remained close to the index’s duration, which is typically around three years. Duration positioning was additive relative to the index with most sectors having positive impacts on a relative basis.

Security selection | Security selection in emerging market debt and high-yield corporate bonds was additive to relative performance.

Top Performance Detractors

Corporate Credit | Investment-grade corporates underperformed relative to the index. Within investment-grade corporates, the best performing subsectors were industrial and non-corporates. Security selection within investment-grade corporates detracted slightly from relative performance.

Agency mortgage-backed securities| Performance for the Fund’s agency mortgage-backed security holdings detracted from relative performance, due to interest rate risk, sector allocation and security selection.

Asset-backed securities and commercial-mortgage-backed securities | Security selection within both sectors detracted slightly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Columbia Short Duration Bond ETF—Net Asset Value (11,022)	Beta Advantage® Short Term Bond Index (11,000)	Bloomberg U.S. 1-5 Year Credit Index (10,989)	Bloomberg U.S. Aggregate Bond Index (9,822)
09/21/21	10,000	10,000	10,000	10,000
10/21	9,930	9,943	9,930	9,890
10/22	9,040	8,934	9,171	8,339
10/23	9,397	9,310	9,534	8,369
10/24	10,295	10,252	10,339	9,252
10/25	11,022	11,000	10,989	9,822

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Short Duration Bond ETF—Net Asset Value	7.06	2.40
Beta Advantage® Short Term Bond Index	7.30	2.34
Bloomberg U.S. 1-5 Year Credit Index	6.28	2.32
Bloomberg U.S. Aggregate Bond Index	6.16	-0.44

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 90,824,638
Holdings Count | Holding	906
Advisory Fees Paid, Amount	$ 161,894
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$90,824,638
Total number of portfolio holdings	906
Investment management fees (represents 0.25% of Fund average net assets)	$161,894
Portfolio turnover for the reporting period	192%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	37%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

U.S. Treasury Bill 11/18/2025 4.350%	5.5%
Uniform Mortgage-Backed Security TBA 11/15/2040 5.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/15/2040 5.500%	2.5%
U.S. Treasury Bill 12/26/2025 3.939%	2.2%
Uniform Mortgage-Backed Security TBA 11/15/2040 4.500%	1.8%
Uniform Mortgage-Backed Security TBA 11/15/2040 6.000%	1.1%
Uniform Mortgage-Backed Security TBA 11/15/2040 4.000%	0.7%
Bank 12/15/2057 5.422%	0.4%
Citigroup, Inc. 11/19/2034 5.592%	0.4%
Medline Borrower LP 04/01/2029 3.875%	0.4%

Asset Allocation

Value	Value
Money Market Funds	2.5%
Treasury Bills	7.7%
Residential Mortgage-Backed Securities - Agency	9.7%
Foreign Government Obligations	19.8%
Corporate Bonds	49.4%
Commercial Mortgage-Backed Securities - Non-Agency	10.0%
Asset-Backed Securities - Non-Agency	10.1%

Largest Holdings [Text Block]
U.S. Treasury Bill 11/18/2025 4.350%	5.5%
Uniform Mortgage-Backed Security TBA 11/15/2040 5.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/15/2040 5.500%	2.5%
U.S. Treasury Bill 12/26/2025 3.939%	2.2%
Uniform Mortgage-Backed Security TBA 11/15/2040 4.500%	1.8%
Uniform Mortgage-Backed Security TBA 11/15/2040 6.000%	1.1%
Uniform Mortgage-Backed Security TBA 11/15/2040 4.000%	0.7%
Bank 12/15/2057 5.422%	0.4%
Citigroup, Inc. 11/19/2034 5.592%	0.4%
Medline Borrower LP 04/01/2029 3.875%	0.4%

Material Fund Change [Text Block]
C000234649
Shareholder Report [Line Items]
Fund Name	Columbia Select Technology ETF
Trading Symbol	SEMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Technology ETF (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Select Technology ETF	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the IT services, electronic equipment and communications equipment industries boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller allocations to the software and technology hardware industries also buoyed the Fund’s relative performance during the annual period.

Individual holdings | Fund positions that contributed during the period included Broadcom, a semiconductor chip provider; Lam Research, a semiconductor fabrication equipment manufacturer; Microsoft, a cloud, software and enterprise solutions company; Google, a search and cloud company; and Apple, a consumer electronics company.

Top Performance Detractors

Stock selection| Selections in the semiconductor and semiconductor equipment and software industries hurt the Fund’s relative performance during the annual period.

Allocations| The Fund’s overweight in the financials sector and a small allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Fund positions that detracted from relative performance during the period included Advanced Micro Devices, a semiconductor company; Meta Platforms, a social media company; Visa, a global payments company; Monolithic Power Systems, a high-performance power management solutions provider; and ON Semiconductor Corp, an energy-efficient chipmaker.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Select Technology ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	33.55	15.90
S&P Global 1200 Information Technology Index (Net)	38.70	22.82
MSCI ACWI Index (Net)	22.64	11.92
PHLX Semiconductor Sector Index	47.45	23.27
Footnote	Description
Footnote(a)	Effective February 28, 2025, the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (Net) and the MSCI ACWI (Net) (collectively, the New Indexes). Prior to February 28, 2025, the Fund compared its performance to that of the PHLX Semiconductor Sector Index (the Former Index). The Fund’s investment manager believes the New Indexes provide a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s Principal Investment Strategies. The returns of the former Index will be shown for a one-year transition period.
Footnote(b)	The Fund’s performance prior to February 28, 2025, reflects returns achieved according to different Principal Investment Strategies. If the strategy change had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 33,988,168
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 245,249
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$33,988,168
Total number of portfolio holdings	36
Investment management fees (represents 0.75% of Fund average net assets)	$245,249
Portfolio turnover for the reporting period	65%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Industrials	1.0%
Consumer Discretionary	4.2%
Financials	4.5%
Communication Services	8.8%
Information Technology	80.2%

Sub-Industry Allocation

Value	Value
Electronic Equipment, Instruments & Components	0.8%
IT Services	1.2%
Communications Equipment	2.3%
Technology Hardware, Storage & Peripherals	9.4%
Software	19.9%
Semiconductors & Semiconductor Equipment	46.6%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	19.7%
Broadcom, Inc.	10.9%
Microsoft Corp.	9.8%
Apple, Inc.	9.4%
Lam Research Corp.	4.8%
Alphabet, Inc. Class A	4.6%
Amazon.com, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Meta Platforms, Inc. Class A	2.7%
ASML Holding NV	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On February 28, 2025, the Fund’s name was changed to Columbia Select Technology ETF and the Fund changed from an ETF that does not disclose its portfolio holdings daily (a semi-transparent ETF) to an ETF that discloses its portfolio holdings daily (a daily holdings-disclosing ETF ) and changed its 80% investment policy (changing from investing at least 80% of its net assets in securities of semiconductor, semiconductor equipment and related technology companies, to investing at least 80% of its net assets in technology and technology related companies). Also, on February 28, 2025, the Fund amended its Prospectus’ Principal Risks by removing Arbitrage Risk and by revising Active Management Risk, Authorized Participant Concentration Risk, Early/Late Close/Trading Halt Risk, Market Price Relative to NAV Risk and Secondary Market Trading Risk. At a Special Meeting of Shareholders of the Fund held on January 30, 2025, shareholders of the Fund approved, in accordance with the recommendation of the Fund’s Board of Trustees, a proposal to change the Fund’s fundamental policy regarding industry concentration. Effective February 28, 2025, the fundamental policy on industry concentration is as follows: the Fund may not purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the technology and related group of industries, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the Investment Company Act of 1940, the rules and regulations thereunder and any applicable exemptive relief. The Fund’s former fundamental policy on industry concentration was as follows: The Fund may not purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the semiconductor and semiconductor equipment industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Material Fund Change Name [Text Block]	On February 28, 2025, the Fund’s name was changed to Columbia Select Technology ETF and the Fund changed from an ETF that does not disclose its portfolio holdings daily (a semi-transparent ETF) to an ETF that discloses its portfolio holdings daily (a daily holdings-disclosing ETF ) and changed its 80% investment policy (changing from investing at least 80% of its net assets in securities of semiconductor, semiconductor equipment and related technology companies, to investing at least 80% of its net assets in technology and technology related companies). Also, on February 28, 2025, the Fund amended its Prospectus’ Principal Risks by removing Arbitrage Risk and by revising Active Management Risk, Authorized Participant Concentration Risk, Early/Late Close/Trading Halt Risk, Market Price Relative to NAV Risk and Secondary Market Trading Risk. At a Special Meeting of Shareholders of the Fund held on January 30, 2025, shareholders of the Fund approved, in accordance with the recommendation of the Fund’s Board of Trustees, a proposal to change the Fund’s fundamental policy regarding industry concentration. Effective February 28, 2025, the fundamental policy on industry concentration is as follows: the Fund may not purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the technology and related group of industries, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the Investment Company Act of 1940, the rules and regulations thereunder and any applicable exemptive relief. The Fund’s former fundamental policy on industry concentration was as follows: The Fund may not purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the semiconductor and semiconductor equipment industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Summary of Change Legend [Text Block]	This is a summary of the changes to the Fund.
Updated Prospectus Phone Number	1‑800‑426‑3750